Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2020	2019
Accrued expenses - clinical trials	1,532	1,620
Other trade payables	5,574	6,150
Total trade and other payables	7,106	7,770

Summary of other current liabilities	Other current liabilities

	As of December 31,
(in thousands of euros)	2020	2019
Tax liabilities	283	216
Payroll tax and other payroll liabilities	6,248	4,912
Other payables	491	193
Other current liabilities	7,022	5,322